Annual Total Returns - Fidelity Managed Retirement Income Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-07 - Fidelity Managed Retirement Income Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Class K6
Bar Chart Table:
Annual Return 2020	8.79%
Annual Return 2021	2.97%